Unaudited Interim Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (loss) Income	Deficit to Ordinary Shareholders	Non- controlling Interests	Total
Balance at Dec. 31, 2021		$ 15	$ 10,441,123	$ (11,676,884)	$ 36,112	$ (1,199,634)	$ (49,979)	$ (1,249,613)
Balance (in Shares) at Dec. 31, 2021	[1]	38,402,000
Share-based compensation			986,727			986,727		986,727
Net loss				(4,156,705)		(4,156,705)	(30,607)	(4,187,312)
Foreign currency translation					15,598	15,598	2,363	17,961
Balance at Jun. 30, 2022		$ 15	11,427,850	(15,833,589)	51,710	(4,354,014)	(78,223)	(4,432,237)
Balance (in Shares) at Jun. 30, 2022	[1]	38,402,000
Balance at Dec. 31, 2022		$ 18	15,678,812	(18,337,830)	(75,641)	(2,734,641)	(41,108)	$ (2,775,749)
Balance (in Shares) at Dec. 31, 2022		48,011,600						48,011,600	[2]
Net loss				(3,609,351)		(3,609,351)	(64,633)	$ (3,673,984)
Foreign currency translation					3,937	3,937	412	4,349
Balance at Jun. 30, 2023		$ 18	$ 15,678,812	$ (21,947,181)	$ (71,704)	$ (6,340,055)	$ (105,329)	$ (6,445,384)
Balance (in Shares) at Jun. 30, 2023		48,011,600						48,011,600

[1]	Giving retroactive effect to the share forward split on May 2, 2023.
[2]	Giving retroactive effect to the share forward split on May 2, 2023.